Nature of operations and going concern	12 Months Ended
Dec. 31, 2019
Notes To Financial Statements [Abstract]
Nature of operations and going concern

Auryn Resources Inc. (the “Company” or “Auryn”) was incorporated on June 9, 2008, under the British Columbia Business Corporations Act. The head office and principal address of Auryn is located at 1199 West Hastings Street, Suite 600, Vancouver, British Columbia, V6E 3T5.

The Company trades on the Toronto Stock Exchange under the symbol AUG.TO, and on the NYSE-American under the symbol AUG. The Company’s principal business activity is the acquisition, exploration and development of resource properties in Canada and Peru.

The Company, through its wholly owned subsidiaries, owns the mineral concessions comprising the Committee Bay and Gibson MacQuoid mineral properties both located in Nunavut, Canada (note 7 (b)), as well as the Homestake Ridge Project in northwestern British Columbia, Canada (note 7 (c)). The Company has also secured rights to various mining concessions in southern Peru (note 7 (a)) which include the Sombrero, Curibaya and Huilacollo projects.

As a company focused on the acquisition, exploration and development of mineral properties, Auryn does not generate revenues and thus finances its activities through equity and debt financings. The Company has not yet determined whether its properties contain economically recoverable ore reserves. The Company’s mineral property interests recorded on its statement of financial position reflect historical acquisition costs incurred, and while the carrying values are assessed at each reporting period for indicators of impairment, their recoverability is dependent upon the existence of economically recoverable reserves, the ability of the Company to obtain financing to continue exploration and development of these assets, and ultimately on future profitable operations or the sale of such mineral properties.

At December 31, 2019, the Company has a working capital deficit of $2,293 (December 31, 2018 - working capital of $1,460) and an accumulated deficit of $102,604 (December 31, 2018 - $88,671). During the year ended December 31, 2019, Auryn incurred a loss of $13,933 (December 31, 2018 - $17,674) and expects to continue to incur operating losses in relation to exploration activities. With no source of operating cash flow, there is no assurance that sufficient funding will be available to conduct further exploration and development of its mineral properties. Subsequent to December 31, 2019, the Company completed a private placement raising net proceeds of $14,491 (note 22); however, the ability to continue as a going concern remains dependent upon its ability to obtain the financing necessary to continue to fund its mineral properties through the issuance of capital stock, the realization of future profitable production and/or proceeds from the disposition of its mineral interests. These conditions create a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern.

Management plans to continue to secure the necessary financing through a combination of equity financing and/or disposition of mineral properties. These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to meet its commitments, continue operations and realize its assets and discharge its liabilities in the normal course of operations for the foreseeable future. These consolidated financial statements do not give effect to adjustments to the carrying values and classification of assets and liabilities that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.